Revenue and Related Matters - Narrative (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract asset	$ 0		$ 0		$ 0
Contract with customer, liability, revenue recognized	3,500,000	$ 2,600,000	15,000,000.0	$ 8,000,000.0	11,900,000	$ 10,400,000
Revenue recognized due to termination of contract			2,500,000
Revenue, remaining performance obligation, amount	34,300,000		$ 34,300,000		$ 33,200,000
Revenue, remaining performance obligation, percentage					90.00%
Revenue, practical expedient, original expected duration			1 year		1 year
Capitalized contract costs, current	4,764,000		$ 4,764,000		$ 4,718,000	4,751,000
Capitalized contract cost, non-current	$ 8,404,000		$ 8,404,000		8,677,000	7,887,000
SaaS Products
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amortization period	5 years		5 years
Commissions
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Capitalized commission costs			$ 2,700,000
Amortized			2,300,000		2,111,000	1,700,000
Capitalized contract costs, current	$ 2,700,000		2,700,000		2,431,000	1,912,000
Capitalized contract cost, non-current	$ 5,400,000		5,400,000		$ 5,233,000	$ 4,594,000
Capitalized contract cost, impairment loss			$ 0	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, percentage	91.00%		91.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	36 months		36 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period					1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period					1 year
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, initial performance obligation, percentage	25.00%		25.00%		25.00%
Minimum | Services Sold From Acquired Companies
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amortization period	2 years		2 years
Minimum | Commissions
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amortization period	4 years		4 years		4 years
Payment period			3 months		3 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, initial performance obligation, percentage	100.00%		100.00%			100.00%
Maximum | Services Sold From Acquired Companies
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amortization period	4 years		4 years
Maximum | Commissions
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amortization period	5 years		5 years		5 years
Payment period			12 months		12 months